Employee Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Balance Sheet
Other current liabilities	$ (23)	$ (22)
Long-term liabilities	(453)	(460)
Long-term liabilities associated with assets held for sale	0	(899)
Defined benefit pension plans
Balance Sheet
Other current liabilities	(4)	(4)
Long-term liabilities	(163)	(206)
Long-term liabilities associated with assets held for sale	0	(30)
Other long-term assets	13	11
Amount included in deferred income tax	(4)	(7)
AOCI, net of tax and regulatory assets	443	524
Net amount recognized	285	288
Non-pension Benefit Plans
Balance Sheet
Other current liabilities	(19)	(18)
Long-term liabilities	(290)	(254)
Long-term liabilities associated with assets held for sale	0	(44)
Other long-term assets	20	19
Amount included in deferred income tax	(1)	(1)
AOCI, net of tax and regulatory assets	107	72
Net amount recognized	$ (183)	$ (224)